Notes Payable - Additional Information (Details) - USD ($)							1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 28, 2020	Aug. 31, 2020	May 04, 2020	Feb. 05, 2020	Jan. 01, 2020	Jan. 01, 2019	Jun. 30, 2020	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2019	Jun. 15, 2022	Dec. 31, 2020	Aug. 25, 2020	Aug. 24, 2020	Aug. 20, 2020	Jun. 13, 2020	Mar. 31, 2020	Jun. 30, 2019
Debt Instrument [Line Items]
Notes payable outstanding										$ 248,911			$ 318,995
Annual interest rate				1.59%
Extinguishment of Debt, Amount	$ 441,432
Shares subscribed for purchase							11,594
Share subscription price							$ 63,800
Common stock, par value							$ 5.5		$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Strike price	$ 10			$ 4.87		$ 4.79				$ 12.5		$ 3.75		$ 5.9			$ 4.81	$ 5.67	$ 5.57
Issue date				Feb. 05, 2020
Notes payable, net of current portion										$ 0			$ 276,461
Conversion of common stock	44,143
Share Price	$ 10
Notes payable outstanding balance									$ 0	248,911			42,534
Principal Balance
Debt Instrument [Line Items]
Notes payable, net of current portion										248,911
2020 Note
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 103,586
Annual interest rate					5.25%
Maturity date					Jan. 01, 2021
Extinguishment of Debt, Amount							$ 106,334
2019 Note
Debt Instrument [Line Items]
Notes payable outstanding										0			0
Debt Instrument, Face Amount						$ 98,419
Annual interest rate						5.25%
Maturity date					Jan. 01, 2020	Jan. 01, 2020
Fifth Restated Note
Debt Instrument [Line Items]
Notes payable outstanding										$ 0			42,534
Debt Instrument, Face Amount							$ 42,534
CEO Note
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 245,250
Annual interest rate				1.59%
Net proceeds				$ 245,250
Maturity description									The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note.	The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note.
On event of default								If an event of default occurred and continued, the Company agreed to issue a warrant to the holder with a strike price of $4.87 per share for a number of shares equal to 150% of the value of the loan.		If an event of default occurred and continued the Company agreed to issue a warrant to the holder with a strike price of $4.87 per share for a number of shares equal to 150% of the value of the loan.
Strike price				$ 4.87
Percentage of number of shares to value of loan				150.00%
CEO Restated Note
Debt Instrument [Line Items]
Notes payable outstanding										$ 248,911			248,911
Debt Instrument, Face Amount																	$ 248,911
Annual interest rate																	0.25%
Strike price																	$ 4.81
CFO Note
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 275,375
Annual interest rate											5.00%
Unpaid fees for services rendered											$ 275,375
Paycheck Protection Program
Debt Instrument [Line Items]
Notes payable outstanding										$ 0			27,550
Annual interest rate			1.00%
Net proceeds			$ 27,550
Loan forgiveness terms										if the Company expended not less than 60% of the loan proceeds on qualified payroll costs that the principal and accrued interest on the loan would be forgiven.
Paycheck Protection Program | Minimum
Debt Instrument [Line Items]
Percentage of loan proceeds expended on qualified payroll costs			60.00%
2019 CFO Note
Debt Instrument [Line Items]
Notes payable outstanding										$ 0			$ 0
Debt Instrument, Face Amount		$ 386,013
Extinguishment of Debt, Amount		386,013
Unpaid fees for services rendered		$ 300,000									$ 300,000
Simple interest rate										5.00%
2018 Flagship Note
Debt Instrument [Line Items]
Maturity date						Jan. 01, 2019					Dec. 31, 2019